Restricted Cash - Schedule of Restricted cash (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 0.0	$ 0.2	$ 2.4